Industry Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Industry Segments
INDUSTRY SEGMENTS
The Company operates in one business segment, which is made up of seismic data acquisition, seismic data licensing, seismic data processing and seismic reproduction service.
Geographic information for the periods presented was as follows (in thousands):

	United States	Canada	Total
Year Ended December 31, 2012
Revenue	$157,381	$83,077	$240,458
Assets (1)	102,212	82,723	184,935
Year Ended December 31, 2011
Revenue	$152,792	$65,216	$218,008
Assets (1)	65,156	60,577	125,733
Year Ended December 31, 2010
Revenue	$129,888	$45,668	$175,556
Assets (1)	76,121	35,429	111,550

(1)Assets include net seismic data library and net property and equipment.
The Company's revenues may be divided into two major categories: (i) acquisition and licensing of seismic data and (ii) reproduction and delivery of seismic data and other services. Revenue by type of service for the periods presented was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition and licensing of seismic data	$234,785	$213,656	$171,778
Reproduction and delivery of seismic data and other services	5,673	4,352	3,778
Total revenue	$240,458	$218,008	$175,556